Income Taxes - Components of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current income tax expense
Federal	$ 1,599,090	$ 461,662
Total Current income tax expense	1,599,090	461,662
Deferred income tax expense
Federal	(47,109)
Total Deferred income tax expense	(47,109)
Provision for income taxes	$ 1,551,981	$ 461,662